Note 13 - Short-term Borrowings (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt, Total	€ 3,683	€ 2,718
Factored Account Receivables [Member]
Short-term Debt, Total	€ 3,683	€ 2,718